Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS

As at December 31 (millions of dollars)	2021	2020
Regulatory assets (Note 13)	226	105
Prepaid expenses and other assets	53	50
Materials and supplies	22	23
Derivative assets (Note 18)	—	3
	301	181